Form N-1A Cover	Mar. 09, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	JAMES ALPHA FUNDS TRUST
Entity Central Index Key	0001829774
Document Creation Date	Mar. 09, 2026
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
Prospectus Date	Mar. 09, 2026
Document Effective Date	Mar. 09, 2026